(LOSS) EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2024
(Loss) earnings per share
(LOSS) EARNINGS PER SHARE

NOTE 13 – (LOSS) EARNINGS PER SHARE

For the year ended June 30, 2024 and 2023, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net loss per share as such amounts are anti-dilutive.

For the years ended June 30, 2022, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 15,099 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2022.

The following table presents a reconciliation of basic and diluted net (loss) income per share:

	For the Years Ended June 30,
	2024	2023	2022
Net (loss) income attributable to the Company	$(6,055,713)	$(7,200,263)	$3,235,559
Weighted average number of common shares outstanding - Basic	10,919,386	10,598,989	10,301,133
Dilutive securities -unexercised warrants and options	-	-	15,099
Weighted average number of common shares outstanding – diluted	10,919,386	10,598,989	10,316,232
(Loss) earnings per share - Basic	$(0.55)	$(0.68)	$0.31
(Loss) earnings per share – Diluted	$(0.55)	$(0.68)	$0.31